Financial Instruments (Schedule of Outstanding Currency Price Risk Management Instruments) (Details) - Forward Exchange Contracts [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Derivative [Line Items]
US$ Notional	$ 7,746.8	$ 5,792.2
Years Average Maturity	8 months	11 months
Cash Flow Hedging [Member]
Derivative [Line Items]
US$ Notional	$ 4,130.3	$ 4,529.1
Years Average Maturity	6 months	6 months
Net Investment Hedging [Member]
Derivative [Line Items]
US$ Notional	$ 968.2	$ 491.3
Years Average Maturity	2 years 8 months	4 years
Hedges Not Designated [Member]
Derivative [Line Items]
US$ Notional	$ 2,648.3	$ 771.8
Years Average Maturity	5 months	11 months